Defined Contribution Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Retirement Benefits [Abstract]
Defined Contribution Plan

Note 11: Defined Contribution Plan

The Company has a defined contribution plan (the “Defined Contribution Plan”) whereby employer contributions are discretionary and determined annually. In addition, the Defined Contribution Plan allows participants to make elective deferral contributions through payroll deductions, of which the Company will match a portion of those contributions. During the three months ended March 31, 2021 and 2020, the Company expensed matching contributions of $29,038 and $28,261, respectively.

Note 13: Defined Contribution Plan

The Company has a defined contribution plan (the “Defined Contribution Plan”) whereby employer contributions are discretionary and determined annually. In addition, the Defined Contribution Plan allows participants to make elective deferral contributions through payroll deductions, of which the Company will match a portion of those contributions. During the years ended December 31, 2020 and 2019, the Company expensed matching contributions of $67,817 and $15,729, respectively